Annual Total Returns - Fidelity® Mid Cap Value Fund [BarChart] - 01.31 Fidelity Mid Cap Value Fund - AMCIZ PRO-12 - Fidelity® Mid Cap Value Fund - Fidelity Mid Cap Value Fund-Class A	Apr. 01, 2021
Bar Chart Table:
Annual Return 2011	(4.54%)
Annual Return 2012	18.77%
Annual Return 2013	38.50%
Annual Return 2014	16.31%
Annual Return 2015	(4.84%)
Annual Return 2016	12.08%
Annual Return 2017	16.67%
Annual Return 2018	(19.09%)
Annual Return 2019	23.20%
Annual Return 2020	0.69%